Common Stock, Stock Option Plans and Stock Compensation Agreements (Details)	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Weighted average assumptions of fair value of options
Risk-free rate	1.01%	1.06%	2.41%
Expected volatility	14.04%	18.38%	18.20%
Expected life	6 years	6 years	6 years
Dividend yield	3.40%	3.60%	3.60%